Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	September 30,	Assets	Inputs	Inputs
Description	2019	(Level1)	(Level2)	(Level3)

Corporate securities	$ 402,965	$ 402,965	$ --	$ --
Obligations of states and political subdivisions	209,473,764	--	209,473,764	--
Total	$ 209,876,729	$ 402,965	$ 209,473,764	$ --

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level1)	(Level2)	(Level3)

Corporate securities	$ 311,442	311,442	$ --	$ --
Obligations of states and political subdivisions	211,888,274	--	211,888,274	--
Total	$ 212,199,716	$ 311,442	$ 211,888,274	$ --